Label	Element	Value
Kinetics Market Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001083387_SupplementTextBlock
KINETICS MUTUAL FUNDS, INC.

The Market Opportunities Fund

Supplement dated March 2, 2018

to the Prospectuses dated April 28, 2017 and May 1, 2017

This supplement supersedes the information that was provided in the Supplement as filed on January 23, 2018.

During the fiscal year ended December 31, 2017, the Kinetics Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio, and Kinetics Market Opportunities Portfolio (each a “Portfolio” and together, the “Portfolios”), to varying degrees invested in a Delaware statutory trust (“Bitcoin Investment Trust”), as well as other Bitcoin-related investments, that invest principally in bitcoins. Each Portfolio’s initial investment in the Bitcoin Investment Trust was less than 1% of its total assets. Because of the dramatic increase in value of this investment, it represented greater than 10% of the value for the Portfolios, with the exception of the Paradigm Fund and Small Cap Opportunities Fund which were at 5.5% and 3.7%, respectively, as of the fiscal year end. Each of the Portfolios has contributed all or a portion of its holdings in the Bitcoin Investment Trust to a wholly-owned and controlled subsidiary of that Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). In the future, each Portfolio may seek to gain additional exposure to the Bitcoin Investment Trust, as well as other Bitcoin-related investments, by investing up to 25% of the value of its total assets at the time of the investment in its corresponding Subsidiary. Therefore, effective as of the date of this supplement, the following changes are made:

Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Market Opportunities Fund
Strategy [Heading]	rr_StrategyHeading	In the “Principal Investment Strategies” summary section for each of the Portfolios, the following is added after the third paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio may invest indirectly in bitcoins primarily through a Delaware statutory trust (“Bitcoin Investment Trust”). Bitcoin Investment Trust offers shares on an ongoing basis through private placements pursuant to the exemption from registration provided by Rule 506(c) under Regulation D of the Securities Act of 1933, as amended (“Bitcoin Investment Trust”). Bitcoins are a digital commodity that is not issued by a government, bank or central organization. Bitcoins exist on an online, peer-to-peer computer network (the “Bitcoin Network”) that hosts a public transaction ledger where bitcoin transfers are recorded (the “Blockchain”). Bitcoins have no physical existence beyond the record of transactions on the Blockchain. The Bitcoin Investment Trust invests principally in bitcoins.

Each Portfolio recently contributed all or a portion of its holdings in the Bitcoin Investment Trust to that Portfolio’s wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (each a “Subsidiary”). The Portfolio will realize capital gain on the transfer to the extent the value of the transferred Bitcoin Investment Trust interest at the time of transfer exceeds its tax basis in the hands of the Portfolio.

In the future, the Portfolio may seek to gain additional exposure to the Bitcoin Investment Trust and other similar investments that may not produce qualifying income for the Portfolio under the Internal Revenue Code, including, potentially, other pooled investment vehicles that provide exposure to digital commodities, by investing up to 25% of the value of its total assets at the time of investment in its corresponding Subsidiary.

Generally, a Subsidiary invests primarily in the Bitcoin Investment Trust, but also may, potentially, invest in other pooled investment vehicles that provide exposure to digital commodities. Each Portfolio invests in its corresponding Subsidiary within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies” under Subchapter M (“RICs”). Unlike the Portfolio, its corresponding Subsidiary may invest without limitation in the Bitcoin Investment Trust and other pooled investment vehicles that provide exposure to digital commodities. However, a Portfolio and its corresponding Subsidiary comply with the same fundamental investment restrictions on an aggregate basis, to the extent those restrictions are applicable to the investment activities of that Subsidiary. The Subsidiary also complies with Section 17 of the Investment Company Act of 1940 (the “1940 Act”) relating to affiliated transactions and custody. Unlike the Portfolio, its corresponding Subsidiary does not, and will not, seek to qualify as a RIC. The Portfolio is the sole shareholder of its corresponding Subsidiary and does not expect shares of that Subsidiary to be offered or sold to other investors.

Risk [Heading]	rr_RiskHeading	In the “Principal Investment Risks” summary section for each of the Portfolios, the following is added:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Bitcoin Risk

The value of the Portfolio’s investment in the Bitcoin Investment Trust directly and indirectly through its Subsidiary is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Investment Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Portfolio’s direct or indirect investment in the Bitcoin Investment Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Portfolio’s direct or indirect investment in the Bitcoin Investment Trust. Shares of the Bitcoin Investment Trust may trade at a premium or discount to the net asset value of the Bitcoin Investment Trust.

Subsidiary Risk

By investing in its corresponding Subsidiary, the Portfolio is indirectly exposed to the risks associated with that Subsidiary’s investments. Those investments held by the corresponding Subsidiary are generally similar to the investments that are permitted to be held by the Portfolio and are subject to the same risks that would apply to similar investments if held directly by the Portfolio. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Portfolio and/or its corresponding Subsidiary to continue to operate and could adversely affect that Portfolio’s performance.

Tax Risk

In order to qualify as a RIC, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. Under the test regarding the source of a RIC’s income, at least 90% of the gross income of the RIC each year must be qualifying income, which consists of dividends, interest, gains on investments in securities and certain other categories of investment income. It appears to be the position of the Internal Revenue Service (“IRS”) that gain realized on bitcoin investments such as investments in the Bitcoin Investment Trust will not be qualifying income. The Portfolio’s investment in its corresponding Subsidiary is expected to provide that Portfolio with exposure to such bitcoin investments within the limitations of the Internal Revenue Code for qualification as a RIC because, under applicable tax rules, the income earned by the Subsidiary will flow out as qualifying income for the RIC even though the income would not be qualifying income if earned directly by the RIC. There is a risk, however, that the IRS might assert that the income derived from the Portfolio’s investment in its corresponding Subsidiary will not be considered qualifying income. If the Portfolio were to fail to qualify as a RIC and became subject to federal income tax, shareholders of that Portfolio would be subject to diminished returns. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or its corresponding Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the Fund would likely suffer decreased investment returns.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE